Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 07, 2021
Registrant Name	OBERWEIS FUNDS
Entity Central Index Key	0000803020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 07, 2021
Document Effective Date	Dec. 07, 2021
Prospectus Date	May 01, 2021
Oberweis Small-Cap Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	OBSOX
Oberweis Small-Cap Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	OBSIX